Property, plant and equipment - Summary of property plant and equipment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, plant and equipment
Net book value	¥ 138,753		¥ 110,285	¥ 76,891	¥ 83,013
Opening net book value	110,285		76,891	83,013
Additions	79,066		70,679	27,377
Disposals	(540)		(402)
Depreciation	(50,693)		(36,865)	(33,466)
Exchange differences	635		(18)	(33)
Closing net book value	138,753	$ 20,117	110,285	76,891
Cost
Property, plant and equipment
Net book value	339,981		265,295	200,392	173,161
Accumulated amortization and impairment
Property, plant and equipment
Net book value	(201,228)		(155,010)	(123,501)	(90,148)
Instruments and equipment
Property, plant and equipment
Net book value	87,048		94,175	66,065	74,563
Opening net book value	94,175		66,065	74,563
Additions	35,105		58,169	19,573
Disposals	(318)		(313)
Depreciation	(42,319)		(29,729)	(28,038)
Exchange differences	405		(17)	(33)
Closing net book value	87,048		94,175	66,065
Instruments and equipment | Cost
Property, plant and equipment
Net book value	256,216		222,203	167,085	147,658
Instruments and equipment | Accumulated amortization and impairment
Property, plant and equipment
Net book value	(169,168)		(128,028)	(101,020)	(73,095)
Office equipment and furniture
Property, plant and equipment
Net book value	2,418		3,041	2,323	2,199
Opening net book value	3,041		2,323	2,199
Additions	258		1,683	908
Disposals	(5)		(54)
Depreciation	(900)		(910)	(784)
Exchange differences	24		(1)	0
Closing net book value	2,418		3,041	2,323
Office equipment and furniture | Cost
Property, plant and equipment
Net book value	6,152		5,971	4,861	3,953
Office equipment and furniture | Accumulated amortization and impairment
Property, plant and equipment
Net book value	(3,734)		(2,930)	(2,538)	(1,754)
Transporting equipment
Property, plant and equipment
Net book value	23		79	191	303
Opening net book value	79		191	303
Additions	0		0	0
Disposals	0		0
Depreciation	(56)		(112)	(112)
Exchange differences	0		0	0
Closing net book value	23		79	191
Transporting equipment | Cost
Property, plant and equipment
Net book value	469		469	469	469
Transporting equipment | Accumulated amortization and impairment
Property, plant and equipment
Net book value	(446)		(390)	(278)	(166)
Leasehold improvements
Property, plant and equipment
Net book value	49,264		12,990	8,312	5,948
Opening net book value	12,990		8,312	5,948
Additions	43,703		10,827	6,896
Disposals	(217)		(35)
Depreciation	(7,418)		(6,114)	(4,532)
Exchange differences	206		0	0
Closing net book value	49,264		12,990	8,312
Leasehold improvements | Cost
Property, plant and equipment
Net book value	77,144		36,652	27,977	21,081
Leasehold improvements | Accumulated amortization and impairment
Property, plant and equipment
Net book value	¥ (27,880)		¥ (23,662)	¥ (19,665)	¥ (15,133)